Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

3. Recently Issued Accounting Pronouncements

Adopted

Segment Reporting (Topic 280). In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280)- Improvements to Reportable Segment Disclosures. ASU No. 2023-07 requires an enhanced disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, on an annual and interim basis. The guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of this guidance should be applied retrospectively to all prior periods presented. Early adoption is permitted. The Group’s adoption of this standard did not have a material impact on its consolidated financial statements.

Other accounting standards that the Group adopted beginning January 1, 2024 did not have a significant impact on the Group’s consolidated financial statements.

Not Yet Adopted

Income Taxes (Topic 740). In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740)-Improvements to Income Tax Disclosures. ASU No. 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The guidance is effective for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Group does not expect to adopt ASU No. 2023-09 early and the Group is currently evaluating the impact of adopting this standard on our consolidated financial statements.

Income Statement (Topic 220). In November 2024, the FASB issued ASU No. 2024-03, Income Statement (Topic 220)-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly-traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Group does not expect to adopt ASU No. 2023-09 early and the Group is currently evaluating the impact of adopting this standard on our consolidated financial statements.